Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These interim unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). These interim unaudited financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary to present a fair statement of the financial position and the results of operations and cash flows of BMT for the interim periods presented. Material estimates that are particularly susceptible to significant change in the near-term relate to the valuation of deferred tax assets, the valuation of the private warrants, and the annual goodwill and intangible asset impairment analysis. Prior periods presented for comparative purposes represent the balances and activity of BankMobile Technologies, Inc. (other than shares which were retroactively restated in connection with the merger).

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Seasonality

Seasonality

BMT’s higher education serviced deposits fluctuate throughout the year due primarily to the relationship between the deposits level and the typical cycles of student enrollment in higher education institutions. Serviced deposit balances typically experience seasonal lows in June and July when student enrollment is lower and experience seasonal highs in September and January when student enrollment is high and individual account balances are generally at their peak. Debit spend follows a similar seasonal trend, but may slightly lag increases in balances.

Impact of COVID-19

Impact of COVID-19

In March 2020, the outbreak of COVID-19 was recognized as a pandemic by the World Health Organization. The spread of COVID-19 created a global public health crisis that resulted in unprecedented uncertainty, economic volatility and disruption in financial markets and in governmental, commercial and consumer activity in the United States and globally, including the markets that BMT serves. With the initial outbreak of COVID-19 in 2020, the Company experienced an initial decline in revenues as compared to the pre-COVID-19 period, which was followed by an increase in revenues resulting from the benefit of federal stimulus on account balances and activity levels, a trend that has continued into the first quarter of 2021. The extent to which the COVID-19 pandemic will impact the operations and financial results of BMT during the remainder of 2021 and beyond remains uncertain, and we will continue to monitor the impact closely.

Significant Accounting Policies

Significant Accounting Policies

These interim unaudited financial statements should be read in conjunction with the 2020 audited financial statements of BMT, which describe BMT’s significant accounting policies. There have been no material changes to BMT’s significant accounting policies during the three months ended March 31, 2021. Certain information and footnote disclosures normally included in the annual financial statements have been omitted from these interim unaudited financial statements as permitted by U.S. GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected not to use the extended transition period under the JOBS Act.

The Company has both Private and Public Warrants outstanding which are being treated differently for accounting purposes. Note 9 - Shareholders’ Equity provides additional information.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

On January 1, 2021, the Company adopted Financial Accounting Standards Board (“FASB”) ASU 2019-12: Simplifying the Accounting for Income Taxes (Topic 740), which removes certain exceptions to the general principles in Topic 740 and improves the application of and simplifies guidance for other areas of Topic 740. The adoption did not have a material impact on the Company’s unaudited consolidated financial statements and related disclosures.

Accounting Pronouncements Issued But Not Yet Adopted

Accounting Pronouncements Issued But Not Yet Adopted

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity.

This ASU (1) simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock; (2) revises the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification; and (3) revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares.

As a smaller reporting company, ASU 2020-06 is effective for BMT for fiscal years beginning after December 15, 2023. Entities should adopt the guidance as of the beginning of the fiscal year of adoption and cannot adopt the guidance in an interim reporting period. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact that ASU 2020-06 may have on its consolidated financial statements and related disclosures.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and MFAC Merger Sub Inc., its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Reclassification

Reclassification

Certain amounts in the prior period consolidated financial statements have been reclassified to conform to the presentation of the current period consolidated financial statements. These reclassifications had no effect on the previously reported net income.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company” as defined in Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020 and 2019.

Redeemable Common Stock

Redeemable Common Stock

As discussed in Note 1 – Description of Organization and Business Operations, all of the 16,928,889 shares held by public stockholders outstanding contained a redemption feature which allows for the redemption of Class A common stock under the Company’s liquidation or tender offer and stockholder approval provisions. In accordance with Financial Accounting Standard Board (“FASB”) Topic ASC 480, “Distinguishing Liabilities from Equity,” (“ASC 480”) redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. On May 26, 2020, the Company’s stockholders approved an extension of the date by which the Company must consummate an initial business combination from May 28, 2020 to August 28, 2020 (or November 30, 2020 if the Company has executed a definitive agreement for an initial business combination by August 28, 2020, which was subsequently extended for two more months before the Merger closed on January 4, 2021). In connection with this extension, on June 3, 2020, 13,733,885 shares of Class A common stock were redeemed for an approximate total value of $142.6 million from the Trust Account. During December 2020 an additional 543,390 shares of Class A common stock were redeemed for an approximate total value of $5.6 million

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security at the end of each reporting period. Increases or decreases in the carrying number of redeemable shares of Class A common stock shall be affected by charges against additional paid in capital. If additional paid in capital is reduced to zero, any additional charges are applied against accumulated deficit.

Accordingly, at December 31, 2020, 2,651,614 shares of Class A common stock included in the units at the Public Offering were classified outside of permanent equity at approximately $10.10 per share. At December 31, 2019, 15,421,314 shares of Class A common stock included in the units at the Public Offering were classified outside of permanent equity at approximately $10.10 per share.

Offering Costs

Offering Costs

Offering costs consist principally of legal, accounting, underwriting fees and other costs directly related to the Initial Public Offering. Offering costs amounting to $9,910,981 were charged to stockholders’ equity and $610,230 allocated to the issuance of warrant liability were charged to statement of operations.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Corporation coverage limits of $250,000. At December 31, 2020 and 2019, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account.

Financial Instruments

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net income per share is computed by dividing net income applicable to common stockholders by the weighted average number of shares of common stock outstanding for the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placement to purchase an aggregate of 23,874,667 shares of Class A common stock in the calculation of diluted earnings per share, since their inclusion would be anti-dilutive under the treasury stock method.

The Company’s statements of operations includes a presentation of income per share for common stock subject to redemption in a manner similar to the two-class method of income per share. Net income per share, basic and diluted for Class A common stock is calculated by dividing the investment income earned on the Trust Account and Other Income of $1,617,643 and $3,950,927, net of applicable income and franchise taxes of $497,748 and $988,018 by the weighted average number of shares of Class A common stock outstanding for the years ended December 31, 2020 and December 31, 2019, respectively. Net income (loss) per share, basic and diluted for Class B common stock is calculated by dividing the net income, less income attributable to Class A common stock, by the weighted average number of shares of Class B common stock outstanding for the period.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Warrants

Warrants

The Company accounts for warrants issued in accordance with the guidance contained in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 815, “Derivatives and Hedging,” under which the warrants for shares of the Company’s common stock that are not indexed to its own stock do not meet the criteria for equity treatment and must be recorded as derivative liabilities. Accordingly, warrants are classified as liabilities at their fair value and adjusted at each reporting period. Any change in fair value is recognized as a component of other income (expense), net on the Statement of Operations. Adjustment of liability for changes in fair value will be continued until the earlier of the expiration or exercise of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to additional paid-in capital.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. For the years ended December 31, 2020 and 2019, the change in the valuation allowance was $422,225, and $125,871, respectively.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts were accrued for the payment of interest and as of December 31, 2020 or 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Current income taxes are based on the year’s income taxable for federal and state income tax reporting purposes. Total tax provision may differ from the statutory tax rates applied to income before provision for income taxes due principally to expenses charged which are not tax deductible.

The total provision for income taxes is comprised of the following for the years ended:

	December 31,	December 31,
	2020	2019
Current Expense	297,748	788,018
Deferred Expense	(422,225)	(125,871)
Change in Valuation Allowance	422,225	125,871
Total Income Tax Expense	297,748	788,018

The net deferred tax assets and liabilities in the accompanying balance sheets included the following components:

	December 31, 2020	December 31, 2019
Deferred tax assets	$657,341	$235,116
Deferred tax liabilities	-	-
Valuation allowance for deferred tax assets	(657,341)	(235,116)
Net deferred tax assets	$-	$-

The deferred tax assets as of December 31, 2020 and 2019 were comprised of the tax effect of cumulative temporary differences as follows:

	December 31, 2020	December 31, 2019
Capitalized expenses before business combination	$657,341	$235,116
Valuation allowance for deferred tax assets	(657,341)	(235,116)
Total	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. As of December 31, 2020 and 2019, the valuation allowance was $657,341 and $235,116, respectively.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21%
Change in fair value of derivative warrant liabilities	-20.8%	-7.92%
State taxes, net of federal tax benefit	0%	0%
Valuation allowance	-0.6%	2.5%
Income tax (benefit) expense	-0.4%	15.6%

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company’s management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Trust Account

Trust Account

The Trust Account can be invested in U.S. government securities, within the meaning set forth in the Investment Company Act, having a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act.

The Company’s amended and restated certificate of incorporation provide that, other than the withdrawal of interest to pay income and franchise taxes and up to $100,000 of interest to pay dissolution expenses if any, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of Public Shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the Business Combination within the Combination Period or (iii) the redemption of 100% of the Public Shares if the Company is unable to complete a Business Combination within the Combination Period.